RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 27,252,739	$ 19,229,712
Central Government debt instruments held, Percentage	100.00%	100.00%
Central Bank debt instruments held, Percentage	100.00%	100.00%
Total Sovereign Risk	$ 28,919,137	$ 20,213,773
Mexico
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 38,381
Central Government debt instruments held, Percentage	0.14%
Investment grade
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 20,879,296	$ 15,042,044
Central Government debt instruments held, Percentage	76.61%	78.22%
Central Bank debt instruments held	$ 196,524
Central Bank debt instruments held, Percentage	10.55%
Investment grade | Colombia
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 17,353,357	$ 14,069,704
Central Government debt instruments held, Percentage	63.68%	73.17%
Investment grade | Panama
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 994,002	$ 770,854
Central Government debt instruments held, Percentage	3.65%	4.01%
Central Bank debt instruments held	$ 196,524
Central Bank debt instruments held, Percentage	10.55%
Investment grade | United States
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 2,465,185	$ 167,743
Central Government debt instruments held, Percentage	9.05%	0.87%
Investment grade | Chile
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 28,371	$ 33,743
Central Government debt instruments held, Percentage	0.10%	0.18%
Speculative grade
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 6,373,443	$ 4,187,668
Central Government debt instruments held, Percentage	23.39%	21.78%
Central Bank debt instruments held	$ 1,666,398	$ 984,061
Central Bank debt instruments held, Percentage	89.45%	100.00%
Speculative grade | Barbados
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 25	$ 4,524
Central Government debt instruments held, Percentage	0.00%	0.02%
Speculative grade | Costa Rica
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 3,329,871	$ 2,817,392
Central Government debt instruments held, Percentage	12.22%	14.65%
Central Bank debt instruments held	$ 30,906	$ 167,379
Central Bank debt instruments held, Percentage	1.66%	17.01%
Speculative grade | Honduras
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,098,432	$ 403,813
Central Government debt instruments held, Percentage	4.03%	2.10%
Central Bank debt instruments held		$ 193,026
Central Bank debt instruments held, Percentage		19.62%
Speculative grade | Guatemala
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,010,075	$ 645,802
Central Government debt instruments held, Percentage	3.71%	3.36%
Central Bank debt instruments held	$ 810,158	$ 623,656
Central Bank debt instruments held, Percentage	43.49%	63.38%
Speculative grade | El Salvador
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 849,082	$ 236,837
Central Government debt instruments held, Percentage	3.12%	1.23%
Speculative grade | Nicaragua
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 85,958	$ 79,300
Central Government debt instruments held, Percentage	0.32%	0.41%
Central Bank debt instruments held	$ 825,334
Central Bank debt instruments held, Percentage	44.30%